CONVERTIBLE LOANS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Proceeds from convertible loan		$ 2,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 2,180
Principal amount	160
Transaction expense amount	20
Proceeds from convertible loan	$ 2,000
Interest rate (as a percent)	8.00%
Loan period	18 months
Convertible threshold period	6 months
Principal amount converted	$ 200,000
Conversion price	$ 3.00
Interest expenses		$ 22
Principal amount	$ 2,180